Subordinated Notes (Summary Of Subordinate Notes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Subordinated Borrowing [Line Items]
Subordinated notes	$ 35,000	$ 50,000
Parent Company [Member]
Subordinated Borrowing [Line Items]
Subordinated notes	35,000	50,000
Subordinated Note, Due October 29 2012 [Member]
Subordinated Borrowing [Line Items]
Subordinated notes	5,000	10,000
Subordinated Note, Due May 1 2013 [Member]
Subordinated Borrowing [Line Items]
Subordinated notes	10,000	15,000
Subordinated Note, Due May 29 2015 [Member]
Subordinated Borrowing [Line Items]
Subordinated notes	$ 20,000	$ 25,000